Note 7 - Risk Management - Credit Risk Exposure By Stages and Counterparty (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General Government [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	€ 19,439,000,000	€ 28,281,000,000	€ 28,632,000,000
Accumulated Value Correction	(48,000,000)	(59,000,000)	(84,000,000)
Net Amount	19,391,000,000	28,222,000,000	28,549,000,000
General Government [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	19,163,000,000	27,511,000,000	27,740,000,000
Accumulated Value Correction	(14,000,000)	(15,000,000)	(21,000,000)
Net Amount	19,149,000,000	27,496,000,000	27,719,000,000
General Government [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	200,000,000	682,000,000	764,000,000
Accumulated Value Correction	(9,000,000)	(22,000,000)	(25,000,000)
Net Amount	191,000,000	660,000,000	739,000,000
General Government [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	76,000,000	88,000,000	128,000,000
Accumulated Value Correction	(25,000,000)	(21,000,000)	(38,000,000)
Net Amount	51,000,000	66,000,000	91,000,000
Other Financial Institutions [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	9,856,000,000	11,239,000,000	9,490,000,000
Accumulated Value Correction	(39,000,000)	(31,000,000)	(22,000,000)
Net Amount	9,817,000,000	11,207,000,000	9,468,000,000
Other Financial Institutions [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	9,747,000,000	11,085,000,000	9,189,000,000
Accumulated Value Correction	(25,000,000)	(19,000,000)	(13,000,000)
Net Amount	9,722,000,000	11,066,000,000	9,176,000,000
Other Financial Institutions [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	95,000,000	136,000,000	291,000,000
Accumulated Value Correction	(6,000,000)	(2,000,000)	(4,000,000)
Net Amount	88,000,000	134,000,000	286,000,000
Other Financial Institutions [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	14,000,000	17,000,000	11,000,000
Accumulated Value Correction	(7,000,000)	(10,000,000)	(4,000,000)
Net Amount	7,000,000	8,000,000	6,000,000
Non Financial Institutions [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	142,547,000,000	173,254,000,000	169,764,000,000
Accumulated Value Correction	(6,123,000,000)	(6,465,000,000)	(6,260,000,000)
Net Amount	136,424,000,000	166,789,000,000	163,503,000,000
Non Financial Institutions [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	119,891,000,000	148,768,000,000	145,875,000,000
Accumulated Value Correction	(774,000,000)	(811,000,000)	(730,000,000)
Net Amount	119,117,000,000	147,957,000,000	145,145,000,000
Non Financial Institutions [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	15,179,000,000	16,018,000,000	15,516,000,000
Accumulated Value Correction	(1,110,000,000)	(904,000,000)	(1,190,000,000)
Net Amount	14,069,000,000	15,114,000,000	14,327,000,000
Non Financial Institutions [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	7,477,000,000	8,468,000,000	8,372,000,000
Accumulated Value Correction	(4,239,000,000)	(4,750,000,000)	(4,341,000,000)
Net Amount	3,238,000,000	3,718,000,000	4,031,000,000
Private Individuals [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	151,410,000,000	181,989,000,000	178,339,000,000
Accumulated Value Correction	(5,895,000,000)	(5,847,000,000)	(5,833,000,000)
Net Amount	145,515,000,000	176,142,000,000	172,506,000,000
Private Individuals [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	129,196,000,000	158,085,000,000	156,400,000,000
Accumulated Value Correction	(1,192,000,000)	(1,283,000,000)	(1,305,000,000)
Net Amount	128,005,000,000	156,801,000,000	155,094,000,000
Private Individuals [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	15,108,000,000	16,523,000,000	14,102,000,000
Accumulated Value Correction	(1,161,000,000)	(1,252,000,000)	(1,155,000,000)
Net Amount	13,946,000,000	15,272,000,000	12,946,000,000
Private Individuals [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	7,106,000,000	7,381,000,000	7,838,000,000
Accumulated Value Correction	(3,542,000,000)	(3,312,000,000)	(3,372,000,000)
Net Amount	3,564,000,000	4,069,000,000	4,466,000,000
Total Member | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	323,252,000,000	394,763,000,000	386,225,000,000
Accumulated Value Correction	(12,105,000,000)	(12,402,000,000)	(12,199,000,000)
Net Amount	311,147,000,000	382,360,000,000	374,027,000,000
Total Member | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	277,998,000,000	345,449,000,000	339,204,000,000
Accumulated Value Correction	(2,005,000,000)	(2,129,000,000)	(2,070,000,000)
Net Amount	275,993,000,000	343,320,000,000	337,134,000,000
Total Member | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	30,581,000,000	33,360,000,000	30,673,000,000
Accumulated Value Correction	(2,287,000,000)	(2,181,000,000)	(2,374,000,000)
Net Amount	28,294,000,000	31,179,000,000	28,299,000,000
Total Member | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	14,672,000,000	15,954,000,000	16,348,000,000
Accumulated Value Correction	(7,813,000,000)	(8,093,000,000)	(7,755,000,000)
Net Amount	€ 6,860,000,000	€ 7,861,000,000	€ 8,593,000,000